Provisions - Reconciliation of Site Restoration Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Non-current	$ 9,722	$ 9,664
Site restoration provision
Provisions
Beginning balance	9,664
Ending balance	9,722	9,664
Non-current	9,722	9,664
Site restoration provision for Blanket mine
Provisions
Beginning balance	5,280	4,766
Unwinding of discount (note 18)	255	197
Change in estimate	(61)	317
Ending balance	5,474	5,280
Site restoration provision for Motapa, Maligreen, and Bilboes
Provisions
Beginning balance	4,384	6,219
Ending balance	4,248	4,384
Site restoration provision for Motapa
Provisions
Change in estimate	87	(882)
Site restoration provision for Maligreen
Provisions
Change in estimate	78	8
Site restoration provision for Bilboes
Provisions
Change in estimate	$ (301)	$ (961)